John Hancock Global Environmental Opportunities Fund Expense Example - Class A C I R6 [Member] - John Hancock Global Environmental Opportunities Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 616
Expense Example, with Redemption, 3 Years	941
Expense Example, with Redemption, 5 Years	1,287
Expense Example, with Redemption, 10 Years	2,263
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,458
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,579
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	$ 1,466